Nature of Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business and Basis of Presentation
1. Nature of the Business and Basis of Presentation
Organization
Akili Interactive Labs, Inc. (collectively referred to with its wholly-owned, controlled subsidiary, Akili Securities Corporation as “Akili” or the “the Company”) was incorporated under the laws of the State of Delaware on December 1, 2011. The Company operates as one business segment and is developing a digital medicine platform for the treatment and assessment of cognitive dysfunction across several neurology and psychiatry indications, including attention-deficit hyperactivity disorder (“ADHD”), major depressive disorder, autism spectrum disorder, multiple sclerosis, and various neuroinflammatory diseases. In June 2020, the U.S. Food and Drug Administration (“FDA”) granted clearance for EndeavorRx as a prescription treatment for children with ADHD. The Company is headquartered in Boston, Massachusetts.
Business Combination Agreement and Plan of Merger
On January 26, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Social Capital Suvretta Holdings
Corp. I, (“SCS”) to affect a business combination between SCS and the Company with the Company surviving the merger as a wholly owned subsidiary of SCS. At the effective time of the Merger, each share of Akili Redeemable Convertible Preferred Stock and each share of Akili Common Stock will be converted into the right to receive such number of shares of SCS Class A Common Stock. The estimated combined enterprise value will be approximately $777 million. The consummation of the proposed transaction was completed on August 19, 2022, see Note 13 for further details.
Going Concern
The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, new technological innovations, protection of proprietary technology, dependence on key personnel, compliance with government regulations and the need to obtain additional financing. Product candidates currently under development will require significant additional research and development efforts, including extensive pre-clinical
and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel infrastructure and extensive compliance- reporting capabilities.
Most of the Company’s product candidates are still in development. There can be no assurance that the Company’s research and development will be successfully completed; that adequate protection for the Company’s intellectual property will be obtained; that any products developed will obtain necessary government regulatory approval; or that any approved products will be commercially viable. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will generate significant revenue from product sales. The Company operates in an environment of rapid change in technology and substantial competition from pharmaceutical and biotechnology companies. In addition, the Company is dependent upon the services of its employees and consultants.
The Company’s condensed consolidated financial statements have been prepared on the basis of continuity of operations, realization of assets and the satisfaction of liabilities in the ordinary course of business. The Company has experienced negative operating cash flows for the six months ended June 30, 2022 and had an accumulated deficit of $275,033.
On August 19, 2022, the Company and SCS completed a merger resulting in the reverse recapitalization of the Company and the Company received aggregate gross proceeds of $2,283 held in trust by SCS (following satisfaction of redemptions by public stockholders), and $162,000
in aggregate gross proceeds from PIPE investors. The Company received $133,293 in net proceeds after the reduction of $30,990 in transaction related expenses and other costs paid at Closing. Management believes the Company’s sources of liquidity will be sufficient to fund the Company’s planned operations and existing obligations within one year after the date that the consolidated financial statements are issued.
The future viability of the Company is dependent on its ability to generate cash from operating activities or to raise additional capital to finance its operations. The Company’s failure to raise capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies.
COVID-19
Related Significant Risks and Uncertainties
There continue to be uncertainties regarding the pandemic of the novel coronavirus, or
COVID-19,
and the Company is closely monitoring the impact of
COVID-19
on all aspects of its business, including how it will impact its customers, employees, suppliers, vendors, and business partners. The Company is unable to predict the specific impact that
COVID-19
may have on its financial position and operations moving forward due to the numerous uncertainties. Any estimates made herein may change as new events occur and additional information is obtained, and actual results could differ materially from any estimates made herein under different assumptions or conditions. The Company will continue to assess the evolving impact of
COVID-19.
In response to the COVID-19 pandemic, Congress passed the Coronavirus Aid, Relief and Economic Security Act of 2020, or the CARES Act, which was signed into law on March 27, 2020. The CARES Act provides for deferred payment of the employer portion of social security taxes through the end of 2020, with a portion of the deferred amount due by December 31, 2022. As of June 30, 2022 and December 31, 2021, the Company has deferred payments of $187 of social security taxes, which is included in accrued expenses and other current liabilities within the condensed consolidated balance sheet.
Basis of Presentation
The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company, after elimination of all intercompany accounts and transactions. As permitted for interim reporting, certain footnotes or other financial information that are normally required by U.S. GAAP may be condensed or omitted, unless otherwise required by U.S. GAAP or Securities and Exchange Commission (“SEC”) rules and regulations. These condensed consolidated financial statements were prepared on the same basis as and should be read in conjunction with the Company’s annual consolidated financial statements included elsewhere in the proxy/registration statement. In the opinion of management, all adjustments of a normal recurring nature, considered necessary for fair presentation, have been included in these condensed consolidated financial statements. The results of operations for the six months ended June 30, 2022 are not necessarily indicative of the results to be expected for the year ending December 31, 2022 or for any other interim period or future year. The condensed consolidated balance sheet as of December 31, 2021 was derived from the audited annual consolidated financial statements but does not include all information required by U.S. GAAP for annual consolidated financial statements.

1.	Nature of the Business and Basis of Presentation
Organization
Akili Interactive Labs, Inc. (collectively referred to with its wholly-owned, controlled subsidiary, Akili Securities Corporation as “Akili” or the “the Company”) was incorporated under the laws of the State of Delaware on December 1, 2011. The Company operates as one business segment and is developing a digital medicine platform for the treatment and assessment of cognitive dysfunction across several neurology and psychiatry indications, including attention-deficit hyperactivity disorder (“ADHD”), major depressive disorder, autism spectrum disorder, multiple sclerosis, and various neuroinflammatory diseases. In June 2020, the U.S. Food and Drug Administration (“FDA”) granted clearance for EndeavorRx as a prescription treatment for children with ADHD. The Company is headquartered in Boston, Massachusetts.
Going Concern
The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, new technological innovations, protection of proprietary technology, dependence on key personnel, compliance with government regulations and the need to obtain additional financing. Product candidates currently under development will require significant additional research and development efforts, including extensive pre-clinical
and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel infrastructure and extensive compliance-reporting capabilities.
Most of the Company’s product candidates are still in development. There can be no assurance that the Company’s research and development will be successfully completed; that adequate protection for the Company’s intellectual property will be obtained; that any products developed will obtain necessary government regulatory approval; or that any approved products will be commercially viable. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will generate significant revenue from product sales. The Company operates in an environment of rapid change in technology and substantial competition from pharmaceutical and biotechnology companies. In addition, the Company is dependent upon the services of its employees and consultants.
The Company’s consolidated financial statements have been prepared on the basis of continuity of operations, realization of assets and the satisfaction of liabilities in the ordinary course of business. The Company has experienced negative operating cash flows for the year ended December 31, 2021 and had an accumulated deficit of $226,114 at December 31, 2021. The Company expects that its cash and cash equivalents at December 31, 2021 of $76,899, along with the $30,000 in available, undrawn debt through the SVB Amended and Restated Loan and Security Agreement, will enable it to fund the Company’s operating expense and capital expenditure requirements through at least April 2023. The future viability of the Company is dependent on its ability to generate cash from operating activities or to raise additional capital to finance its operations. The Company’s failure to raise capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies.
COVID-19
Related Significant Risks and Uncertainties
There continue to be uncertainties regarding the pandemic of the novel coronavirus, or
COVID-19,
and the Company is closely monitoring the impact of
COVID-19
on all aspects of its business, including how it will impact its customers, employees, suppliers, vendors, and business partners. The Company is unable to predict the specific impact that
COVID-19
may have on its financial position and operations moving forward due to the numerous uncertainties. Any estimates made herein may change as new events occur and additional information is obtained, and actual results could differ materially from any estimates made herein under different assumptions or conditions. The Company will continue to assess the evolving impact of
COVID-19.
In response to the
COVID-19
pandemic, Congress passed the Coronavirus Aid, Relief and Economic Security Act of 2020, or the CARES Act, which was signed into law on March 27, 2020. The CARES Act provides for deferred payment of the employer portion of social security taxes through the end of 2020, with a portion of the deferred amount due by December 31, 2021, and the remaining amount due by December 31, 2022. During the year ended December 31, 2021, the Company deferred payments of $187 of social security taxes, which is included in accrued expenses and other current liabilities within the consolidated balance sheet as of December 31, 2021.
Basis of Presentation
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company, after elimination of all intercompany accounts and transactions.